Related Party Disclosures - Summary of Aggregate Gains on LTIP Shares Exercised (Parenthetical) (Details) - Long Term Incentive Plan £ in Millions	12 Months Ended
Dec. 31, 2021 GBP (£)
Related Party One
Disclosure Of Transactions Between Related Parties [Line Items]
Cost of options	£ 0
Related Party Two
Disclosure Of Transactions Between Related Parties [Line Items]
Cost of options	£ 0